Note 9 - Investment and Other Loss	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance income [text block]
9.
INVESTMENT AND OTHER LOSS

The Company’s investment and other loss are comprised of the following:

	Year Ended December 31,
	2018	2017
Interest income and other	$3,691	$1,360
Loss from investment in marketable securities (Note 14)	(4,704)	(2,600)
Gain from investment in silver futures derivatives	269	1,206
	$(744)	$(34)